Bernzott U.S. Small Cap Value Fund

(Ticker Symbol: BSCVX)

A series of Investment Managers Series Trust

Supplement dated October 17, 2019 to the

Prospectus dated October 1, 2019.

The following replaces the “Highest and Lowest Calendar Quarter Return at NAV” table under the heading entitled “Performance” on page 4 of the Prospectus:

Highest Calendar Quarter Return at NAV	10.90%	Quarter Ended 09/30/2018
Lowest Calendar Quarter Return at NAV	(20.39)%	Quarter Ended 12/31/2018

Please file this Supplement with your records.